Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Tiziana Life Sciences Ltd
Entity Central Index Key	0001723069
Entity File Number	001-38723
Entity Incorporation, State or Country Code	D0
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM
Entity Address, Country	BM
Entity Address, Postal Zip Code	11
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	TLSA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	120,507,401
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Keeren Shah
Contact Personnel Email Address	kshah@tizianalifesciences.com
Entity Address, Address Line One	14-15 Conduit Street
Entity Address, City or Town	LondonW1S
Entity Address, Country	GB
Entity Address, Postal Zip Code	2XJ
Entity Phone Fax Numbers [Line Items]
City Area Code	+44
Local Phone Number	20 7495 2379